Loan Receivable (Details) - USD ($)		12 Months Ended
	Jul. 08, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loan Receivable [Abstract]
Principal amount	$ 5,500,000			$ 5,500,000
Principal rate percentage	3.00%
Outstanding loan receivable			$ 5,500,000
Balance of loan receivable